NATIONWIDE

VARIABLE

ACCOUNT-14

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-14:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-14 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
March 13, 2014

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Stock Index Fund, Inc. - Initial Shares (DSIF)
2,092 shares (cost $68,563)	$85,449
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
1,206 shares (cost $4,816)	6,454
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,140 shares (cost $11,151)	12,047
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
1,823 shares (cost $52,789)	57,832
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
42 shares (cost $851)	977
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
1,245 shares (cost $19,149)	24,148
NVIT Emerging Markets Fund - Class III (GEM3)
2,044 shares (cost $29,367)	24,076
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
739 shares (cost $8,777)	9,936
NVIT Money Market Fund - Class V (SAM5)
6,887 shares (cost $6,887)	6,887
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
5,239 shares (cost $41,722)	63,182
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
441 shares (cost $4,591)	5,060
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
25,469 shares (cost $208,173)	334,657
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2,821 shares (cost $38,070)	67,197
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
6,033 shares (cost $69,479)	99,184
NVIT Large Cap Growth Fund - Class I (NVOLG1)
4,301 shares (cost $65,380)	101,023
NVIT Real Estate Fund - Class I (NVRE1)
1,111 shares (cost $9,495)	9,895
VPS Growth and Income Portfolio - Class A (ALVGIA)
3,994 shares (cost $94,788)	111,020
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
5,694 shares (cost $75,652)	105,912
Appreciation Portfolio - Initial Shares (DCAP)
2,683 shares (cost $99,219)	128,669
International Value Portfolio - Initial Shares (DVIV)
870 shares (cost $11,281)	10,288
Quality Bond Fund II - Primary Shares (FQB)
1,367 shares (cost $15,203)	15,623
VIP Equity-Income Portfolio - Service Class (FEIS)
16,062 shares (cost $364,290)	372,631
VIP Growth Portfolio - Service Class (FGS)
1,656 shares (cost $51,845)	94,366
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
233 shares (cost $2,847)	2,850
VIP Mid Cap Portfolio - Service Class (FMCS)
237 shares (cost $6,906)	8,570
VIP Overseas Portfolio - Service Class R (FOSR)
226 shares (cost $4,703)	4,645
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
311 shares (cost $5,501)	7,488

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Templeton Foreign Securities Fund - Class 3 (TIF3)
995 shares (cost $14,886)	17,092
Mid Cap Value- Institutional Shares (GVMCE)
1,634 shares (cost $23,353)	30,453
Baron Growth Opportunities Fund Service Class (BNCAI)
2,896 shares (cost $85,645)	130,892
Global Securities Fund/VA - Class 3 (OVGS3)
300 shares (cost $8,172)	12,360
All Asset Portfolio - Administrative Class (PMVAAA)
1,638 shares (cost $18,804)	17,817
Low Duration Portfolio - Administrative Class (PMVLDA)
20,099 shares (cost $204,242)	213,256
Real Return Portfolio - Administrative Class (PMVRRA)
2,019 shares (cost $26,095)	25,436
Total Return Portfolio - Administrative Class (PMVTRA)
34,405 shares (cost $367,072)	377,764
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
298 shares (cost $3,046)	3,128
Micro-Cap Portfolio - Investment Class (ROCMC)
2,529 shares (cost $25,722)	32,448
Health Sciences Portfolio - II (TRHS2)
110 shares (cost $1,810)	3,271
Mid-Cap Growth Portfolio - II (TRMCG2)
1,686 shares (cost $36,327)	45,501
New America Growth Portfolio (TRNAG1)
1,391 shares (cost $31,613)	36,953

Total Investments	$2,716,437

Accounts Receivable-Mid Cap Value Portfolio: Class 1 (JPMMV1)	57
Accounts Receivable-NVIT Real Estate Fund - Class I (NVRE1)	4
Accounts Receivable-VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	5
Accounts Receivable-Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	4
Accounts Receivable-All Asset Portfolio - Administrative Class (PMVAAA)	5

Other Accounts Payable	(97)
Accounts Payable-Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)	(6)
Accounts Payable-American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	(10)
Accounts Payable-NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	(5)
Accounts Payable-VIP Mid Cap Portfolio - Service Class (FMCS)	(8)
Accounts Payable-VIP Overseas Portfolio - Service Class R (FOSR)	(5)
Accounts Payable-Mid Cap Value- Institutional Shares (GVMCE)	(9)
Accounts Payable-Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)	(8)
Accounts Payable-Health Sciences Portfolio - II (TRHS2)	(7)

$2,716,357

Contract Owners’ Equity:
Accumulation units	2,716,357

Total Contract Owners’ Equity (note 5)	$2,716,357

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	DSIF	IVKMG1	JPMMV1	JABS	JAIGS	LOVMCV	NVAMV1
Reinvested dividends	$37,475	1,524	23	94	1,093	-	4	411
Mortality and expense risk charges (note 2)	(23,961)	(785)	(52)	(100)	(452)	(5)	(8)	(182)

Net investment income (loss)	13,514	739	(29)	(6)	641	(5)	(4)	229

Realized gain (loss) on investments	9,279	1,094	8	698	99	(894)	(1)	44
Change in unrealized gain (loss) on investments	362,782	18,806	1,721	896	4,425	1,485	225	4,130

Net gain (loss) on investments	372,061	19,900	1,729	1,594	4,524	591	224	4,174

Reinvested capital gains	79,555	905	-	101	2,504	-	-	425

Net increase (decrease) in contract owners’ equity resulting from operations	$465,130	21,544	1,700	1,689	7,669	586	220	4,828

Investment Activity:	GEM3	GVDMA	SAM5	NVMIG3	GVDIV6	NVMLG1	SCGF	SCVF
Reinvested dividends	$279	156	-	726	154	2,276	-	726
Mortality and expense risk charges (note 2)	(225)	(62)	(66)	(527)	(58)	(2,756)	(540)	(814)

Net investment income (loss)	54	94	(66)	199	96	(480)	(540)	(88)

Realized gain (loss) on investments	(69)	3	-	159	(1,218)	983	210	243
Change in unrealized gain (loss) on investments	(33)	1,159	-	10,139	2,236	62,808	17,377	27,453

Net gain (loss) on investments	(102)	1,162	-	10,298	1,018	63,791	17,587	27,696

Reinvested capital gains	-	-	-	-	-	20,595	3,134	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(48)	1,256	(66)	10,497	1,114	83,906	20,181	27,608

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVOLG1	NVRE1	ALVGIA	DVSCS	DCAP	DVIV	FQB	FEIS
Reinvested dividends	$699	165	1,397	1,011	2,349	187	649	8,377
Mortality and expense risk charges (note 2)	(821)	(130)	(989)	(902)	(1,144)	(88)	(147)	(3,232)

Net investment income (loss)	(122)	35	408	109	1,205	99	502	5,145

Realized gain (loss) on investments	209	9,931	(160)	2,338	1,338	(14)	2	(80)
Change in unrealized gain (loss) on investments	26,332	(10,144)	29,247	27,575	18,902	1,759	(491)	50,578

Net gain (loss) on investments	26,541	(213)	29,087	29,913	20,240	1,745	(489)	50,498

Reinvested capital gains	-	971	-	1,244	291	-	-	23,109

Net increase (decrease) in contract owners’ equity resulting from operations	$26,419	793	29,495	31,266	21,736	1,844	13	78,752

Investment Activity:	FGS	FIGBS	FMCS	FOSR	FTVSV2	TIF3	GVMCE	BNCAI
Reinvested dividends	$160	67	32	54	84	436	238	490
Mortality and expense risk charges (note 2)	(772)	(26)	(79)	(37)	(60)	(178)	(258)	(1,063)

Net investment income (loss)	(612)	41	(47)	17	24	258	(20)	(573)

Realized gain (loss) on investments	318	2	283	(11)	9	(1,190)	62	468
Change in unrealized gain (loss) on investments	24,658	(160)	1,905	1,026	1,802	4,184	4,983	27,014

Net gain (loss) on investments	24,976	(158)	2,188	1,015	1,811	2,994	5,045	27,482

Reinvested capital gains	58	36	989	16	108	-	2,297	9,165

Net increase (decrease) in contract owners’ equity resulting from operations	$24,422	(81)	3,130	1,048	1,943	3,252	7,322	36,074

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	OVGS3	PMVAAA	PMVLDA	PMVRRA	PMVTRA	PIHYB1	ROCMC	TRHS2
Reinvested dividends	$150	881	3,112	465	8,691	158	157	-
Mortality and expense risk charges (note 2)	(104)	(206)	(2,040)	(255)	(3,771)	(27)	(285)	(25)

Net investment income (loss)	46	675	1,072	210	4,920	131	(128)	(25)

Realized gain (loss) on investments	227	151	64	20	1,351	1	(5,570)	13
Change in unrealized gain (loss) on investments	2,334	(1,020)	(3,472)	(3,286)	(21,117)	10	10,609	960

Net gain (loss) on investments	2,561	(869)	(3,408)	(3,266)	(19,766)	11	5,039	973

Reinvested capital gains	-	-	-	206	3,305	170	822	132

Net increase (decrease) in contract owners’ equity resulting from operations	$2,607	(194)	(2,336)	(2,850)	(11,541)	312	5,733	1,080

Investment Activity:	TRMCG2	TRNAG1
Reinvested dividends	$-	-
Mortality and expense risk charges (note 2)	(394)	(296)

Net investment income (loss)	(394)	(296)

Realized gain (loss) on investments	(1,925)	83
Change in unrealized gain (loss) on investments	11,163	4,604

Net gain (loss) on investments	9,238	4,687

Reinvested capital gains	3,525	5,447

Net increase (decrease) in contract owners’ equity resulting from operations	$12,369	9,838

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		DSIF		IVKMG1		JPMMV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$13,514	16,338	739	779	(29)	(29)	(6)	2
Realized gain (loss) on investments	9,279	239	1,094	(39)	8	(2)	698	188
Change in unrealized gain (loss) on investments	362,782	181,182	18,806	5,240	1,721	(84)	896	(8)
Reinvested capital gains	79,555	56,736	905	3,369	-	1	101	-

Net increase (decrease) in contract owners’ equity resulting from operations	465,130	254,495	21,544	9,349	1,700	(114)	1,689	182

Equity transactions:
Purchase payments received from contract owners	-	(3)	-	-	-	(2)	-	-
Transfers between funds	-	-	-	-	-	4,880	8,075	-
Redemptions	(45,846)	(10,692)	(9,227)	-	-	-	-	(1,336)
Contract maintenance charges (note 2)	(508)	(541)	(50)	(49)	(11)	-	(3)	(3)
Adjustments to maintain reserves	2,204	7	5	(13)	(1)	1	2,343	37

Net equity transactions	(44,150)	(11,229)	(9,272)	(62)	(12)	4,879	10,415	(1,302)

Net change in contract owners’ equity	420,980	243,266	12,272	9,287	1,688	4,765	12,104	(1,120)
Contract owners’ equity beginning of period	2,295,377	2,052,111	73,176	63,889	4,765	-	-	1,120

Contract owners’ equity end of period	$2,716,357	2,295,377	85,448	73,176	6,453	4,765	12,104	-

CHANGES IN UNITS:
Beginning units	153,280	154,027	4,641	4,645	488	-	-	70
Units purchased	8,661	1,601	-	-	-	488	503	-
Units redeemed	(11,336)	(2,348)	(497)	(4)	(1)	-	(19)	(70)

Ending units	150,605	153,280	4,144	4,641	487	488	484	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JABS		JAIGS		LOVMCV		NVAMV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$641	119	(5)	1	(4)	-	229	4
Realized gain (loss) on investments	99	147	(894)	(20)	(1)	(4)	44	81
Change in unrealized gain (loss) on investments	4,425	116	1,485	(1,485)	225	95	4,130	839
Reinvested capital gains	2,504	513	-	1,430	-	-	425	420

Net increase (decrease) in contract owners’ equity resulting from operations	7,669	895	586	(74)	220	91	4,828	1,344

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	42,504	-	(14,624)	14,112	-	-	8,679	-
Redemptions	-	(621)	-	-	-	-	-	(976)
Contract maintenance charges (note 2)	(32)	(39)	-	-	(4)	(4)	(16)	(26)
Adjustments to maintain reserves	(4)	(9)	(1)	1	(10)	4	(13)	(5)

Net equity transactions	42,468	(669)	(14,625)	14,113	(14)	-	8,650	(1,007)

Net change in contract owners’ equity	50,137	226	(14,039)	14,039	206	91	13,478	337
Contract owners’ equity beginning of period	7,685	7,459	14,039	-	765	674	10,660	10,323

Contract owners’ equity end of period	$57,822	7,685	-	14,039	971	765	24,138	10,660

CHANGES IN UNITS:
Beginning units	423	461	503	-	61	61	671	738
Units purchased	2,261	-	-	503	-	-	493	-
Units redeemed	(2)	(38)	(503)	-	(1)	-	(1)	(67)

Ending units	2,682	423	-	503	60	61	1,163	671

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GEM3		GVDMA		SAM5		NVMIG3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$54	(100)	94	-	(66)	(66)	199	(149)
Realized gain (loss) on investments	(69)	(81)	3	-	-	-	159	81
Change in unrealized gain (loss) on investments	(33)	3,535	1,159	-	-	-	10,139	6,146
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(48)	3,354	1,256	-	(66)	(66)	10,497	6,078

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	8,679	-	-	6,556	5,207	-
Redemptions	-	-	-	-	-	(6,556)	-	-
Contract maintenance charges (note 2)	(11)	(13)	-	-	-	-	-	-
Adjustments to maintain reserves	10	(9)	(4)	-	-	(1)	2	(1)

Net equity transactions	(1)	(22)	8,675	-	-	(1)	5,209	(1)

Net change in contract owners’ equity	(49)	3,332	9,931	-	(66)	(67)	15,706	6,077
Contract owners’ equity beginning of period	24,131	20,799	-	-	6,952	7,019	47,479	41,402

Contract owners’ equity end of period	$24,082	24,131	9,931	-	6,886	6,952	63,185	47,479

CHANGES IN UNITS:
Beginning units	1,148	1,149	-	-	653	653	4,951	4,951
Units purchased	-	-	498	-	-	610	531	-
Units redeemed	-	(1)	-	-	-	(610)	-	-

Ending units	1,148	1,148	498	-	653	653	5,482	4,951

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDIV6		NVMLG1		SCGF		SCVF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$96	(45)	(480)	(1,101)	(540)	(439)	(88)	(46)
Realized gain (loss) on investments	(1,218)	(635)	983	608	210	119	243	(29)
Change in unrealized gain (loss) on investments	2,236	1,551	62,808	27,538	17,377	5,492	27,453	10,335
Reinvested capital gains	-	-	20,595	6,130	3,134	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,114	871	83,906	33,175	20,181	5,172	27,608	10,260

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	(470)	-	-	-	(53)	8,228	(689)
Redemptions	(2,309)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6)	(6)	-	-	-	-	-	-
Adjustments to maintain reserves	(2)	(3)	(2)	(2)	(5)	(12)	(10)	3

Net equity transactions	(2,317)	(479)	(2)	(2)	(5)	(65)	8,218	(686)

Net change in contract owners’ equity	(1,203)	392	83,904	33,173	20,176	5,107	35,826	9,574
Contract owners’ equity beginning of period	6,262	5,870	250,751	217,578	47,010	41,903	63,354	53,780

Contract owners’ equity end of period	$5,059	6,262	334,655	250,751	67,186	47,010	99,180	63,354

CHANGES IN UNITS:
Beginning units	582	632	24,324	24,324	3,324	3,329	3,230	3,271
Units purchased	-	-	-	-	-	-	417	-
Units redeemed	(190)	(50)	-	-	-	(5)	(11)	(41)

Ending units	392	582	24,324	24,324	3,324	3,324	3,636	3,230

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVOLG1		NVRE1		ALVGIA		DVSCS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(122)	(158)	35	48	408	546	109	(428)
Realized gain (loss) on investments	209	66	9,931	125	(160)	(234)	2,338	24
Change in unrealized gain (loss) on investments	26,332	11,244	(10,144)	1,330	29,247	12,379	27,575	8,764
Reinvested capital gains	-	-	971	3,280	-	-	1,244	2,835

Net increase (decrease) in contract owners’ equity resulting from operations	26,419	11,152	793	4,783	29,495	12,691	31,266	11,195

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	(24,890)	-	-	-	(7,615)	-
Redemptions	-	-	(3,350)	-	(8,504)	-	(5,363)	-
Contract maintenance charges (note 2)	(39)	(39)	(2)	(2)	(5)	(5)	(16)	(16)
Adjustments to maintain reserves	(15)	8	7	(9)	(4)	(11)	(14)	(6)

Net equity transactions	(54)	(31)	(28,235)	(11)	(8,513)	(16)	(13,008)	(22)

Net change in contract owners’ equity	26,365	11,121	(27,442)	4,772	20,982	12,675	18,258	11,173
Contract owners’ equity beginning of period	74,651	63,530	37,341	32,569	90,029	77,354	87,642	76,469

Contract owners’ equity end of period	$101,016	74,651	9,899	37,341	111,011	90,029	105,900	87,642

CHANGES IN UNITS:
Beginning units	4,689	4,691	3,292	3,293	5,913	5,914	4,186	4,187
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(3)	(2)	(2,437)	(1)	(459)	(1)	(557)	(1)

Ending units	4,686	4,689	855	3,292	5,454	5,913	3,629	4,186

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DCAP		DVIV		FQB		FEIS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,205	2,880	99	153	502	464	5,145	6,008
Realized gain (loss) on investments	1,338	82	(14)	(27)	2	3	(80)	(146)
Change in unrealized gain (loss) on investments	18,902	6,361	1,759	752	(491)	783	50,578	17,005
Reinvested capital gains	291	-	-	-	-	-	23,109	17,830

Net increase (decrease) in contract owners’ equity resulting from operations	21,736	9,323	1,844	878	13	1,250	78,752	40,697

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	(1,767)	-	-	-	-	-	-	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4)	(5)	-	-	(16)	(16)	(18)	(17)
Adjustments to maintain reserves	(7)	2	(1)	(1)	1	-	1	2

Net equity transactions	(1,778)	(3)	(1)	(1)	(15)	(16)	(17)	(15)

Net change in contract owners’ equity	19,958	9,320	1,843	877	(2)	1,234	78,735	40,682
Contract owners’ equity beginning of period	108,701	99,381	8,443	7,566	15,622	14,388	293,902	253,220

Contract owners’ equity end of period	$128,659	108,701	10,286	8,443	15,620	15,622	372,637	293,902

CHANGES IN UNITS:
Beginning units	6,551	6,551	537	537	1,093	1,094	18,917	18,918
Units purchased	414	-	-	-	-	-	-	-
Units redeemed	(501)	-	-	-	(1)	(1)	(1)	(1)

Ending units	6,464	6,551	537	537	1,092	1,093	18,916	18,917

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FGS		FIGBS		FMCS		FOSR
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(612)	(309)	41	36	(47)	(132)	17	34
Realized gain (loss) on investments	318	200	2	81	283	8	(11)	(313)
Change in unrealized gain (loss) on investments	24,658	8,413	(160)	(50)	1,905	1,488	1,026	878
Reinvested capital gains	58	-	36	86	989	2,586	16	12

Net increase (decrease) in contract owners’ equity resulting from operations	24,422	8,304	(81)	153	3,130	3,950	1,048	611

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	(27,381)	-	-	(581)
Redemptions	-	-	-	(1,203)	-	-	-	-
Contract maintenance charges (note 2)	(34)	(35)	(6)	(19)	(21)	(21)	(12)	(13)
Adjustments to maintain reserves	(1)	(11)	4	1	(11)	3	(5)	(4)

Net equity transactions	(35)	(46)	(2)	(1,221)	(27,413)	(18)	(17)	(598)

Net change in contract owners’ equity	24,387	8,258	(83)	(1,068)	(24,283)	3,932	1,031	13
Contract owners’ equity beginning of period	69,974	61,716	2,938	4,006	32,845	28,913	3,609	3,596

Contract owners’ equity end of period	$94,361	69,974	2,855	2,938	8,562	32,845	4,640	3,609

CHANGES IN UNITS:
Beginning units	4,648	4,651	210	300	2,006	2,007	267	318
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(2)	(3)	-	(90)	(1,618)	(1)	(1)	(51)

Ending units	4,646	4,648	210	210	388	2,006	266	267

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FTVSV2		TIF3		GVMCE		BNCAI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$24	(7)	258	252	(20)	56	(573)	208
Realized gain (loss) on investments	9	(130)	(1,190)	(212)	62	6	468	257
Change in unrealized gain (loss) on investments	1,802	975	4,184	1,968	4,983	3,366	27,014	8,575
Reinvested capital gains	108	-	-	-	2,297	-	9,165	4,067

Net increase (decrease) in contract owners’ equity resulting from operations	1,943	838	3,252	2,008	7,322	3,428	36,074	13,107

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	(743)	3,725	(686)	-	-	5,207	-
Redemptions	-	-	(3,444)	-	-	-	-	-
Contract maintenance charges (note 2)	(31)	(30)	(4)	(4)	(38)	(36)	(21)	(20)
Adjustments to maintain reserves	(3)	3	(5)	(3)	(11)	(4)	(17)	(3)

Net equity transactions	(34)	(770)	272	(693)	(49)	(40)	5,169	(23)

Net change in contract owners’ equity	1,909	68	3,524	1,315	7,273	3,388	41,243	13,084
Contract owners’ equity beginning of period	5,583	5,515	13,564	12,249	23,171	19,783	89,643	76,559

Contract owners’ equity end of period	$7,492	5,583	17,088	13,564	30,444	23,171	130,886	89,643

CHANGES IN UNITS:
Beginning units	366	424	876	927	1,089	1,091	4,196	4,197
Units purchased	-	-	528	-	-	-	221	-
Units redeemed	(2)	(58)	(498)	(51)	(2)	(2)	(1)	(1)

Ending units	364	366	906	876	1,087	1,089	4,416	4,196

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVGS3		PMVAAA		PMVLDA		PMVRRA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$46	119	675	388	1,072	2,011	210	30
Realized gain (loss) on investments	227	(192)	151	(7)	64	57	20	38
Change in unrealized gain (loss) on investments	2,334	1,947	(1,020)	762	(3,472)	7,894	(3,286)	518
Reinvested capital gains	-	-	-	-	-	-	206	1,443

Net increase (decrease) in contract owners’ equity resulting from operations	2,607	1,874	(194)	1,143	(2,336)	9,962	(2,850)	2,029

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	(1,371)	(600)	8,646	-	-	-	-	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(8)	(8)	(10)	(11)	-	-	(5)	(6)
Adjustments to maintain reserves	(9)	3	11	(7)	5	7	3	(11)

Net equity transactions	(1,388)	(605)	8,647	(18)	5	7	(2)	(17)

Net change in contract owners’ equity	1,219	1,269	8,453	1,125	(2,331)	9,969	(2,852)	2,012
Contract owners’ equity beginning of period	11,138	9,869	9,369	8,244	215,582	205,613	28,288	26,276

Contract owners’ equity end of period	$12,357	11,138	17,822	9,369	213,251	215,582	25,436	28,288

CHANGES IN UNITS:
Beginning units	673	716	555	556	16,184	16,184	1,698	1,699
Units purchased	-	-	1,490	-	-	-	-	-
Units redeemed	(81)	(43)	(982)	(1)	-	-	-	(1)

Ending units	592	673	1,063	555	16,184	16,184	1,698	1,698

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVTRA		PIHYB1		ROCMC		TRHS2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$4,920	6,141	131	123	(128)	(476)	(25)	(18)
Realized gain (loss) on investments	1,351	236	1	-	(5,570)	(60)	13	4
Change in unrealized gain (loss) on investments	(21,117)	17,233	10	145	10,609	2,594	960	481
Reinvested capital gains	3,305	7,380	170	102	822	1,103	132	40

Net increase (decrease) in contract owners’ equity resulting from operations	(11,541)	30,990	312	370	5,733	3,161	1,080	507

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	9,458	-	-	-	(24,179)	(773)	-	-
Redemptions	(13,649)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(39)	(40)	(11)	(11)	(3)	(3)	(6)	(5)
Adjustments to maintain reserves	17	22	(10)	(7)	(14)	13	(14)	3

Net equity transactions	(4,213)	(18)	(21)	(18)	(24,196)	(763)	(20)	(2)

Net change in contract owners’ equity	(15,754)	30,972	291	352	(18,463)	2,398	1,060	505
Contract owners’ equity beginning of period	393,515	362,543	2,829	2,477	50,905	48,507	2,204	1,699

Contract owners’ equity end of period	$377,761	393,515	3,120	2,829	32,442	50,905	3,264	2,204

CHANGES IN UNITS:
Beginning units	24,098	24,101	160	161	2,499	2,538	147	147
Units purchased	1,080	-	-	-	-	-	-	-
Units redeemed	(1,357)	(3)	(1)	(1)	(1,170)	(39)	(1)	-

Ending units	23,821	24,098	159	160	1,329	2,499	146	147

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRMCG2		TRNAG1		NVIE6		GVIDA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(394)	(398)	(296)	(104)	-	-	-	-
Realized gain (loss) on investments	(1,925)	(77)	83	12	-	72	-	(220)
Change in unrealized gain (loss) on investments	11,163	1,324	4,604	2,495	-	(57)	-	232
Reinvested capital gains	3,525	3,964	5,447	145	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,369	4,813	9,838	2,548	-	15	-	12

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	(10,064)	-	3,483	-	-	(567)	-	(684)
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(26)	(27)	-	-	-	-
Adjustments to maintain reserves	(7)	(1)	(5)	9	-	(1)	-	(5)

Net equity transactions	(10,071)	(1)	3,452	(18)	-	(568)	-	(689)

Net change in contract owners’ equity	2,298	4,812	13,290	2,530	-	(553)	-	(677)
Contract owners’ equity beginning of period	43,196	38,384	23,664	21,134	-	553	-	677

Contract owners’ equity end of period	$45,494	43,196	36,954	23,664	-	-	-	-

CHANGES IN UNITS:
Beginning units	1,928	1,928	1,503	1,504	-	79	-	46
Units purchased	-	-	225	-	-	-	-	-
Units redeemed	(425)	-	(11)	(1)	-	(79)	-	(46)

Ending units	1,503	1,928	1,717	1,503	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SCF		JAIGS2		AVCDI
	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	-	-	(45)	-	(14)
Realized gain (loss) on investments	-	(203)	-	904	-	(529)
Change in unrealized gain (loss) on investments	-	211	-	732	-	1,130
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	8	-	1,591	-	587

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	(1)
Transfers between funds	-	(710)	-	(14,112)	-	(4,880)
Redemptions	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	(12)
Adjustments to maintain reserves	-	7	-	9	-	8

Net equity transactions	-	(703)	-	(14,103)	-	(4,885)

Net change in contract owners’ equity	-	(695)	-	(12,512)	-	(4,298)
Contract owners’ equity beginning of period	-	695	-	12,512	-	4,298

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	41	-	652	-	291
Units purchased	-	-	-	-	-	-
Units redeemed	-	(41)	-	(652)	-	(291)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-14 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 2002 and commenced operations on November 17, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b) The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BLACKROCK FUNDS

Large Cap Core V.I. Fund - Class II (MLVLC2)*

CALVERT GROUP

Calvert VP SRI Equity Portfolio (CVSSE)*

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Growth Portfolio- Class 1 (OGGO)*

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)*

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)*

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)*

LORD ABBETT FUNDS

Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)*

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

Federated NVIT High Income Bond Fund - Class I (HIBF)*

Federated NVIT High Income Bond Fund - Class III (HIBF3)*

NVIT Emerging Markets Fund - Class I (GEM)*

NVIT Emerging Markets Fund - Class III (GEM3)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)*

NVIT Core Bond Fund - Class I (NVCBD1)*

NVIT Nationwide Fund - Class I (TRF)*

NVIT Government Bond Fund - Class I (GBF)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)*

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Mid Cap Index Fund - Class I (MCIF)*

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)*

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)*

NVIT Multi-Sector Bond Fund - Class I (MSBF)*

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)*

Invesco NVIT Comstock Value Fund - Class I (EIF)*

NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class A (ALVGIA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP International Fund - Class I (ACVI)*

VP International Fund - Class III (ACVI3)*

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

VP Vista(SM) Fund - Class I (ACVVS1)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

MidCap Stock Portfolio - Initial Shares (DVMCS)*

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Contrafund(R) Portfolio - Service Class (FCS)*

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)*

VIP Overseas Portfolio - Service Class R (FOSR)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Foreign Securities Fund - Class 2 (TIF2)*

Templeton Foreign Securities Fund - Class 3 (TIF3)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Mid Cap Value- Institutional Shares (GVMCE)

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Baron Growth Opportunities Fund Service Class (BNCAI)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)*

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI Value Opportunities Fund - Series I Shares (AVBVI)*

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

WADDELL & REED, INC.

Variable Insurance Portfolios - Growth (WRGP)*

Variable Insurance Portfolios - Real Estate Securities (WRRESP)*

*At December 31, 2013, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted on redemptions from the contract. The Company may deduct a contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 0.95%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$2,716,437	$0	$0	$2,716,437

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2013 are as follows:

		Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)		$2,429	$10,063
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)		23	64
Mid Cap Value Portfolio: Class 1 (JPMMV1)		19,649	9,196
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)		46,096	482
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)		-	14,629
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)		4	11
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)		9,514	199
NVIT Emerging Markets Fund - Class III (GEM3)		279	237
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)		8,835	62
NVIT Money Market Fund - Class V (SAM5)		-	66
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)		5,929	524
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)		154	2,374
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)		22,871	2,757
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)		3,134	541
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)		9,192	1,052
NVIT Large Cap Growth Fund - Class I (NVOLG1)		699	861
NVIT Real Estate Fund - Class I (NVRE1)		1,136	28,374
VPS Growth and Income Portfolio - Class A (ALVGIA)		1,397	9,499
Small Cap Stock Index Portfolio - Service Shares (DVSCS)		2,255	13,897
Appreciation Portfolio - Initial Shares (DCAP)		9,705	9,982
International Value Portfolio - Initial Shares (DVIV)		187	89
Quality Bond Fund II - Primary Shares (FQB)		649	164
VIP Equity-Income Portfolio - Service Class (FEIS)		31,486	3,252
VIP Growth Portfolio - Service Class (FGS)		218	808
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)		103	33
VIP Mid Cap Portfolio - Service Class (FMCS)		1,021	27,485
VIP Overseas Portfolio - Service Class R (FOSR)		70	51
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)		191	92
Templeton Foreign Securities Fund - Class 3 (TIF3)		8,906	8,371
Mid Cap Value- Institutional Shares (GVMCE)		2,535	297
Baron Growth Opportunities Fund Service Class (BNCAI)		14,855	1,078
Global Securities Fund/VA - Class 3 (OVGS3)		150	1,484
All Asset Portfolio - Administrative Class (PMVAAA)		26,294	16,983
Low Duration Portfolio - Administrative Class (PMVLDA)		3,112	2,041
Real Return Portfolio - Administrative Class (PMVRRA)		671	261
Total Return Portfolio - Administrative Class (PMVTRA)		29,607	25,611
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)		328	40
Micro-Cap Portfolio - Investment Class (ROCMC)		979	24,467
Health Sciences Portfolio - II (TRHS2)		132	34
Mid-Cap Growth Portfolio - II (TRMCG2)		3,525	10,459
New America Growth Portfolio (TRNAG1)		9,089	482

	Total	$277,409	$228,452

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VARIABLE ACCOUNT- 14 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2013	0.95%	4,144	$ 20.619577	$85,448	1.86%	30.77%
2012	0.95%	4,641	15.767368	73,176	2.06%	14.64%
2011	0.95%	4,645	13.754322	63,889	1.83%	0.91%
2010	0.95%	4,648	13.630048	63,352	1.85%	13.75%
2009	0.95%	4,652	11.982689	55,743	2.11%	25.13%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2013	0.95%	487	13.251352	6,453	0.42%	35.71%
2012	0.95%	488	9.764220	4,765	0.00%	-2.36%	4/27/2012
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2013	0.95%	484	25.008765	12,104	0.92%	31.04%
2011	0.95%	70	16.006095	1,120	0.00%	1.19%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2013	0.95%	2,682	21.559450	57,822	2.37%	18.66%
2012	0.95%	423	18.168380	7,685	2.51%	12.30%
2011	0.95%	461	16.179098	7,459	2.22%	0.39%
2010	0.95%	254	16.115595	4,093	2.57%	7.09%
2009	0.95%	256	15.048259	3,852	1.67%	24.39%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.95%	503	27.909892	14,039	0.64%	12.10%
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
2013	0.95%	60	16.189767	971	0.43%	29.08%
2012	0.95%	61	12.542260	765	0.69%	13.45%
2011	0.95%	61	11.054886	674	0.21%	-4.92%
2010	0.95%	61	11.627172	709	0.42%	24.24%
2009	0.95%	62	9.358659	580	0.52%	25.41%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2013	0.95%	1,163	20.754774	24,138	2.16%	30.65%
2012	0.95%	671	15.886274	10,660	0.99%	13.57%
2011	0.95%	738	13.987992	10,323	1.70%	-0.31%
2010	0.95%	739	14.031133	10,369	0.15%	12.39%
NVIT Emerging Markets Fund - Class III (GEM3)
2013	0.95%	1,148	20.977028	24,082	1.18%	-0.21%
2012	0.95%	1,148	21.020204	24,131	0.51%	16.12%
2011	0.95%	1,149	18.102191	20,799	0.72%	-23.13%
2010	0.95%	1,149	23.548667	27,057	0.07%	15.11%
2009	0.95%	1,150	20.457349	23,526	1.29%	61.93%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2011	0.95%	79	7.002154	553	1.08%	-10.85%
2010	0.95%	79	7.854623	621	0.88%	11.93%
2009	0.95%	80	7.017451	561	0.00%	28.22%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.95%	46	14.720257	677	1.81%	-4.84%
2010	0.95%	46	15.469289	712	1.66%	13.54%
2009	0.95%	46	13.624498	627	1.06%	26.00%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	0.95%	498	19.942506	9,931	1.68%	21.22%
NVIT Money Market Fund - Class V (SAM5)
2013	0.95%	653	10.544844	6,886	0.00%	-0.95%
2012	0.95%	653	10.645975	6,952	0.00%	-0.95%
2011	0.95%	653	10.748358	7,019	0.00%	-0.95%
2010	0.95%	653	10.851153	7,086	0.00%	-0.95%
2009	0.95%	653	10.955211	7,154	0.09%	-0.89%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 14 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2013	0.95%	5,482	$ 11.525880	$63,185	1.32%	20.19%
2012	0.95%	4,951	9.589782	47,479	0.62%	14.68%
2011	0.95%	4,951	8.362423	41,402	1.32%	-10.23%
2010	0.95%	4,951	9.314953	46,118	0.80%	12.95%
2009	0.95%	4,951	8.246700	40,829	0.31%	35.16%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2013	0.95%	392	12.905037	5,059	2.49%	19.95%
2012	0.95%	582	10.758953	6,262	0.16%	15.83%
2011	0.95%	632	9.288312	5,870	1.32%	-17.19%
2010	0.95%	1,369	11.216710	15,356	1.96%	4.85%
2009	0.95%	2,106	10.698343	22,531	1.91%	28.26%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2013	0.95%	24,324	13.758226	334,655	0.79%	33.46%
2012	0.95%	24,324	10.308799	250,751	0.51%	15.25%
2011	0.95%	24,324	8.944983	217,578	0.01%	-3.83%
2010	0.95%	24,324	9.300909	226,235	0.05%	14.41%
2009	0.95%	24,324	8.129207	197,735	0.34%	28.54%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2013	0.95%	3,324	20.212527	67,186	0.00%	42.92%
2012	0.95%	3,324	14.142588	47,010	0.00%	12.36%
2011	0.95%	3,329	12.587121	41,903	0.00%	-1.59%
2010	0.95%	3,329	12.790521	42,580	0.00%	24.26%
2009	0.95%	3,329	10.293605	34,267	0.00%	26.25%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2013	0.95%	3,636	27.277116	99,180	0.86%	39.07%
2012	0.95%	3,230	19.614367	63,354	0.88%	19.30%
2011	0.95%	3,271	16.441433	53,780	0.42%	-5.97%
2010	0.95%	3,271	17.485388	57,195	0.59%	25.40%
2009	0.95%	3,271	13.943396	45,609	0.55%	25.02%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.95%	41	16.939568	695	0.52%	-6.45%
2010	0.95%	42	18.108338	761	0.30%	24.13%
2009	0.95%	42	14.588229	613	0.27%	33.42%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2013	0.95%	4,686	21.557023	101,016	0.81%	35.40%
2012	0.95%	4,689	15.920407	74,651	0.74%	17.56%
2011	0.95%	4,691	13.542915	63,530	0.69%	-3.16%
2010	0.95%	4,694	13.984922	65,645	0.00%	7.77%
NVIT Real Estate Fund - Class I (NVRE1)
2013	0.95%	855	11.577203	9,899	1.14%	2.07%
2012	0.95%	3,292	11.342818	37,341	1.09%	14.68%
2011	0.95%	3,293	9.890484	32,569	0.88%	5.49%
2010	0.95%	3,293	9.375668	30,874	1.93%	28.95%
2009	0.95%	3,293	7.271004	23,943	0.86%	29.59%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2013	0.95%	5,454	20.353996	111,011	1.35%	33.68%
2012	0.95%	5,913	15.225596	90,029	1.60%	16.41%
2011	0.95%	5,914	13.079732	77,354	1.31%	5.31%
2010	0.95%	5,914	12.420324	73,454	0.00%	12.02%
2009	0.95%	5,915	11.087720	65,584	4.24%	19.68%
VP Value Fund - Class I (ACVV)
2009	0.95%	561	13.041345	7,316	5.62%	18.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 14 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2013	0.95%	3,629	$ 29.181608	$105,900	1.07%	39.38%
2012	0.95%	4,186	20.936995	87,642	0.44%	14.64%
2011	0.95%	4,187	18.263329	76,469	0.61%	-0.39%
2010	0.95%	4,187	18.334946	76,768	0.57%	24.63%
2009	0.95%	4,188	14.711220	61,611	2.53%	23.84%
Appreciation Portfolio - Initial Shares (DCAP)
2013	0.95%	6,464	19.903937	128,659	1.97%	19.95%
2012	0.95%	6,551	16.593084	108,701	3.65%	9.38%
2011	0.95%	6,551	15.170292	99,381	1.65%	7.98%
2010	0.95%	5,862	14.049355	82,357	2.15%	14.22%
2009	0.95%	5,862	12.299993	72,103	2.59%	21.39%
International Value Portfolio - Initial Shares (DVIV)
2013	0.95%	537	19.154685	10,286	2.01%	21.83%
2012	0.95%	537	15.723043	8,443	2.89%	11.59%
2011	0.95%	537	14.089591	7,566	2.10%	-19.25%
2010	0.95%	537	17.449261	9,370	1.82%	3.46%
2009	0.95%	537	16.865187	9,057	4.04%	29.73%
Quality Bond Fund II - Primary Shares (FQB)
2013	0.95%	1,092	14.303825	15,620	4.16%	0.08%
2012	0.95%	1,093	14.293087	15,622	4.01%	8.68%
2011	0.95%	1,094	13.151873	14,388	5.09%	1.30%
2010	0.95%	1,096	12.982659	14,229	4.84%	7.47%
2009	0.95%	1,097	12.079854	13,252	6.40%	19.29%
VIP Contrafund(R) Portfolio - Service Class (FCS)
2009	0.95%	3,809	15.059363	57,361	1.35%	34.38%
VIP Equity-Income Portfolio - Service Class (FEIS)
2013	0.95%	18,916	19.699579	372,637	2.49%	26.80%
2012	0.95%	18,917	15.536406	293,902	3.12%	16.07%
2011	0.95%	18,918	13.385158	253,220	2.45%	-0.10%
2010	0.95%	18,919	13.398204	253,481	1.80%	14.00%
2009	0.95%	18,921	11.753303	222,384	2.29%	28.80%
VIP Growth Portfolio - Service Class (FGS)
2013	0.95%	4,646	20.310259	94,361	0.20%	34.91%
2012	0.95%	4,648	15.054667	69,974	0.51%	13.45%
2011	0.95%	4,651	13.269332	61,716	0.26%	-0.81%
2010	0.95%	4,653	13.377448	62,245	0.18%	22.88%
2009	0.95%	4,656	10.886708	50,689	0.35%	26.93%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2013	0.95%	210	13.595003	2,855	2.32%	-2.82%
2012	0.95%	210	13.989738	2,938	2.02%	4.76%
2011	0.95%	300	13.353870	4,006	3.25%	6.19%
2010	0.95%	302	12.575137	3,798	3.54%	6.66%
2009	0.95%	303	11.790309	3,572	8.63%	14.57%
VIP Mid Cap Portfolio - Service Class (FMCS)
2013	0.95%	388	22.066611	8,562	0.34%	34.77%
2012	0.95%	2,006	16.373501	32,845	0.53%	13.66%
2011	0.95%	2,007	14.405959	28,913	0.15%	-11.56%
2010	0.95%	2,009	16.289589	32,726	0.28%	27.48%
2009	0.95%	2,010	12.778039	25,684	0.61%	38.68%
VIP Overseas Portfolio - Service Class R (FOSR)
2013	0.95%	266	17.443105	4,640	1.34%	29.06%
2012	0.95%	267	13.515035	3,609	1.91%	19.52%
2011	0.95%	318	11.307680	3,596	1.31%	-18.09%
2010	0.95%	319	13.804431	4,404	1.38%	11.94%
2009	0.95%	320	12.332349	3,946	2.16%	25.29%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 14 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2013	0.95%	364	$ 20.583780	$7,492	1.30%	34.94%
2012	0.95%	366	15.253518	5,583	0.77%	17.26%
2011	0.95%	424	13.008218	5,515	0.69%	-4.67%
2010	0.95%	426	13.645840	5,813	0.76%	27.00%
2009	0.95%	429	10.744341	4,609	1.66%	27.93%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2013	0.95%	906	18.860839	17,088	2.36%	21.81%
2012	0.95%	876	15.483642	13,564	2.97%	17.18%
2011	0.95%	927	13.213898	12,249	1.70%	-11.53%
2010	0.95%	927	14.935311	13,845	1.66%	7.38%
2009	0.95%	928	13.909178	12,908	3.30%	35.89%
Mid Cap Value- Institutional Shares (GVMCE)
2013	0.95%	1,087	28.007560	30,444	0.88%	31.63%
2012	0.95%	1,089	21.277279	23,171	1.21%	17.34%
2011	0.95%	1,091	18.133093	19,783	0.78%	-7.26%
2010	0.95%	1,333	19.553333	26,065	0.72%	23.81%
2009	0.95%	1,336	15.792461	21,099	1.91%	31.89%
Baron Growth Opportunities Fund Service Class (BNCAI)
2013	0.95%	4,416	29.639005	130,886	0.44%	38.73%
2012	0.95%	4,196	21.363820	89,643	1.20%	17.12%
2011	0.95%	4,197	18.241391	76,559	0.00%	3.04%
2010	0.95%	4,847	17.703621	85,809	0.00%	25.18%
2009	0.95%	5,498	14.142101	77,753	0.00%	37.01%
Global Securities Fund/VA - Class 3 (OVGS3)
2013	0.95%	592	20.873739	12,357	1.35%	26.13%
2012	0.95%	673	16.549652	11,138	2.12%	20.07%
2011	0.95%	716	13.783089	9,869	1.25%	-9.14%
2010	0.95%	865	15.169316	13,121	0.55%	14.87%
2009	0.95%	293	13.205252	3,869	2.18%	38.37%
All Asset Portfolio - Administrative Class (PMVAAA)
2013	0.95%	1,063	16.765947	17,822	4.19%	-0.68%
2012	0.95%	555	16.880640	9,369	5.32%	13.85%
2011	0.95%	556	14.826915	8,244	7.07%	0.99%
2010	0.95%	733	14.681774	10,762	7.39%	12.02%
2009	0.95%	734	13.106707	9,620	7.16%	20.42%
Low Duration Portfolio - Administrative Class (PMVLDA)
2013	0.95%	16,184	13.176653	213,251	1.45%	-1.08%
2012	0.95%	16,184	13.320689	215,582	1.91%	4.85%
2011	0.95%	16,184	12.704714	205,613	1.68%	0.15%
2010	0.95%	16,184	12.685630	205,304	1.62%	4.29%
2009	0.95%	16,184	12.163773	196,859	4.06%	12.24%
Real Return Portfolio - Administrative Class (PMVRRA)
2013	0.95%	1,698	14.980264	25,436	1.73%	-10.08%
2012	0.95%	1,698	16.659511	28,288	1.06%	7.72%
2011	0.95%	1,699	15.465746	26,276	2.08%	10.61%
2010	0.95%	1,554	13.982135	21,728	1.44%	7.08%
2009	0.95%	1,554	13.057113	20,291	3.10%	17.22%
Total Return Portfolio - Administrative Class (PMVTRA)
2013	0.95%	23,821	15.858328	377,761	2.20%	-2.89%
2012	0.95%	24,098	16.329767	393,515	2.57%	8.56%
2011	0.95%	24,101	15.042663	362,543	2.63%	2.62%
2010	0.95%	24,103	14.658157	353,306	2.42%	7.09%
2009	0.95%	24,106	13.688171	329,967	5.86%	12.95%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 14 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
2013	0.95%	159	$ 19.623652	$3,120	5.27%	10.99%
2012	0.95%	160	17.680671	2,829	5.49%	14.94%
2011	0.95%	161	15.382342	2,477	5.31%	-2.60%
2010	0.95%	161	15.792513	2,543	5.57%	16.92%
2009	0.95%	162	13.506929	2,188	7.99%	58.97%
Micro-Cap Portfolio - Investment Class (ROCMC)
2013	0.95%	1,329	24.410986	32,442	0.51%	19.84%
2012	0.95%	2,499	20.370110	50,905	0.00%	6.58%
2011	0.95%	2,538	19.112464	48,507	2.41%	-12.93%
2010	0.95%	2,599	21.951916	57,053	1.96%	28.73%
2009	0.95%	2,599	17.053035	44,321	0.00%	56.54%
Equity Income Portfolio - II (TREI2)
2009	0.95%	155	12.394944	1,921	1.66%	24.06%
Health Sciences Portfolio - II (TRHS2)
2013	0.95%	146	22.354484	3,264	0.00%	49.08%
2012	0.95%	147	14.994655	2,204	0.00%	29.75%
2011	0.95%	147	11.556396	1,699	0.00%	9.34%
Mid-Cap Growth Portfolio - II (TRMCG2)
2013	0.95%	1,503	30.268838	45,494	0.00%	35.10%
2012	0.95%	1,928	22.404441	43,196	0.00%	12.53%
2011	0.95%	1,928	19.908948	38,384	0.00%	-2.46%
2010	0.95%	1,928	20.410072	39,351	0.00%	26.57%
2009	0.95%	1,360	16.126142	21,932	0.00%	43.98%
New America Growth Portfolio (TRNAG1)
2013	0.95%	1,717	21.522616	36,954	0.00%	36.70%
2012	0.95%	1,503	15.744599	23,664	0.50%	12.04%
2011	0.95%	1,504	14.052142	21,134	0.25%	-2.01%
2010	0.95%	683	14.340112	9,794	0.20%	18.51%
2009	0.95%	685	12.099841	8,288	0.00%	48.34%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.95%	652	19.189494	12,512	0.37%	-32.98%
2010	0.95%	652	28.631209	18,668	0.54%	23.84%
2009	0.95%	652	23.118932	15,074	2.34%	77.37%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.95%	291	14.769847	4,298	0.00%	-8.04%
2010	0.95%	292	16.061091	4,690	0.00%	17.65%
2009	0.95%	293	13.651518	4,000	0.00%	41.02%

2013	Contract owners equity:				$2,716,357
2012	Contract owners equity:				$2,295,377
2011	Contract owners equity:				$2,052,111
2010	Contract owners equity:				$2,079,447
2009	Contract owners equity:				$1,824,828

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.